Basis of Preparation and Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Basis of preparation
Basis of preparation
The unaudited consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The unaudited consolidated financial statements do not include all of the disclosures required under U.S. GAAP in the annual consolidated financial statements, and should be read in conjunction with our audited annual financial statements for the year ended December 31, 2023, which are included in our annual report on Form 20-F for the fiscal year ended December 31, 2023, filed with the Securities and Exchange Commission on March 27, 2024. The Consolidated Balance Sheet data as of December 31, 2023 was derived from our audited annual financial statements. The amounts are presented in millions of United States dollars ("U.S. dollar" or "$"), unless otherwise stated. The financial statements have been prepared on a going concern basis and in management's opinion, all adjustments necessary for a fair presentation of the financial statements are reflected in the interim periods presented.

Revenue
Revenue
The Company performs services that represent a single performance obligation under its drilling contracts. This performance obligation is satisfied over time. The Company earns revenues primarily by performing the following activities: (i) providing the drilling rig, work crews, related equipment and services necessary to operate the rig (ii) delivering the drilling rig by mobilizing to and demobilizing from the drilling location, and (iii) performing certain pre-operating activities, including rig preparation activities or equipment modifications required for the contract.
The Company recognizes revenues earned under drilling contracts based on variable dayrates, which range from full operating dayrates to lower rates or zero rates for periods when drilling operations are interrupted or restricted, based on the specific activities performed during the contract. The total transaction price is determined for each individual contract by estimating both fixed and variable consideration expected to be earned over the firm term of the contract and may include the blending of rates when a contract has operating dayrates that change over the firm term of the contract. Such dayrate consideration is attributed to the distinct time period to which it relates within the contract term, and therefore is recognized as the Company performs the services.
The Company recognizes revenues earned in relation to contract management agreements where we provide rig operational and maintenance support services to third parties based either on a cost-plus or dayrate basis. Such consideration is attributed to the distinct time period to which it relates within the contract term, and therefore is recognized as the Company performs the services.
The Company recognizes revenues earned in relation to certain bareboat charter agreements where we lease our owned rigs to third parties based on fixed daily rates, which range from operating rates to stand-by rates or zero rates for periods when drilling operations are interrupted or restricted, based on the specific activities performed during the contract. The total transaction price is determined for each individual contract by estimating both fixed and variable consideration expected to be earned over the firm term of the contract and may include the blending of rates when a contract has fixed daily rates that change over the firm term of the contract. Such fixed daily rate consideration is attributed to the distinct time period to which it relates within the contract term, and therefore is recognized as the Company performs the services.
The Company recognizes reimbursement revenues and the corresponding costs, gross, at a point in time, as the Company provides the customer-requested goods and services, when such reimbursable costs are incurred while performing drilling operations. Reimbursable revenues are recognized in 'Dayrate revenue' in the Unaudited Condensed Consolidated Statements of Operations.
Prior to performing drilling operations, the Company may receive pre-operating revenues, on either a fixed lump-sum or variable dayrate basis, for mobilization, contract preparation, customer-requested goods and services or capital upgrades or other upfront payments, which the Company recognizes over time in line with the satisfaction of the performance obligation. These activities are not considered to be distinct within the context of the contract and therefore, the associated revenue is allocated to the overall performance obligation and recognized ratably over the expected term of the related drilling contract. We record a contract liability for mobilization fees received, which is amortized ratably to dayrate revenue as services are rendered over the initial term of the related drilling contract.
We may receive fees (on either a fixed lump-sum or variable dayrate basis) for the demobilization of our rigs. Demobilization revenue expected to be received upon contract completion is estimated as part of the overall transaction price at contract inception and recognized over the term of the contract. In most of our contracts, there is uncertainty as to the likelihood and amount of expected demobilization revenue to be received as the amount may vary dependent upon whether or not the rig has additional contracted work following the contract. Therefore, the estimate for such revenue may be constrained, depending on the facts and circumstances pertaining to the specific contract. We assess the likelihood of receiving such revenue based on past experience and knowledge of the market conditions.

Investments in marketable equity securities
Investment in marketable equity securities
Investment in marketable equity securities with readily determinable fair values are measured at fair value each reporting period with the related gains and losses, including unrealized, recognized in “Other financial expenses, net” in the Unaudited Condensed Consolidated Statements of Operations.
We classify our investment in marketable equity securities as current assets because the securities are available to be sold to meet liquidity needs if necessary, even if it is not the intention to dispose of the securities in the next twelve months.
Use of estimates
Use of estimates
The preparation of financial statements in accordance with U.S. GAAP requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Adoption of new accounting standards
Adoption of new accounting standards
In June 2022, the Financial Accounting Standards Board ("FASB") issued ASU 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction and require the following disclosures for equity securities subject to contractual sale restrictions: 1) The fair value of equity securities subject to contractual sale restrictions reflected in the balance sheet; 2) The nature and remaining duration of the restriction(s) and 3) The circumstances that could cause a lapse in the restriction(s). These amendments are effective for the Company from January 1, 2024. There was no impact resulting from these amendments on our unaudited consolidated financial statements or related disclosures as presented in this interim set of accounts for the six months ended June 30, 2024.
In March 2023, the FASB issued ASU 2023-01 Leases (Topic 842): Common Control Arrangements. The amendments provide a practical expedient for private companies and not-for-profit entities that are not conduit bond obligors to use the written terms and conditions of a common control arrangement to determine whether a lease exists and, if so, the classification of and accounting for that lease. If no written terms and conditions exist (including in situations in which an entity does not document existing unwritten terms and conditions in writing upon transition to the practical expedient), an entity is prohibited from applying the practical expedient and must evaluate the enforceable terms and conditions to apply Topic 842. Also, the amendments require that leasehold improvements associated with common control leases be: 1) Amortized by the lessee over the useful life of the leasehold improvements to the common control group (regardless of the lease term) as long as the lessee controls the use of the underlying asset (the leased asset) through a lease. However, if the lessor obtained the right to control the use of the underlying asset through a lease with another entity not within the same common control group, the amortization period may not exceed the amortization period of the common control group; 2) Accounted for as a transfer between entities under common control through an adjustment to equity (or net assets for not-for-profit entities) if, and when, the lessee no longer controls the use of the underlying asset. Additionally, those leasehold improvements are subject to the impairment guidance in Topic 360, Property, Plant, and Equipment. These amendments are effective for the Company from January 1, 2024. There was no impact resulting from these amendments on our unaudited consolidated financial statements or related disclosures as presented in this interim set of accounts for the six months ended June 30, 2024.
In March 2023, the FASB issued ASU 2023-02 Investments—Equity Method and Joint Ventures (Topic 323): Accounting for Investments in Tax Credit Structures Using the Proportional Amortization Method (a consensus of the Emerging Issues Task Force). The amendments permit reporting entities to elect to account for their tax equity investments, regardless of the tax credit program from which the income tax credits are received, using the proportional amortization method if certain conditions are met. Under the proportional amortization method, an entity amortizes the initial cost of the investment in proportion to the income tax credits and other income tax benefits received and recognizes the net amortization and income tax credits and other income tax benefits in the income statement as a component of income tax expense (benefit). These amendments are effective for the Company from January 1, 2024. There was no impact resulting from these amendments on our unaudited consolidated financial statements or related disclosures as presented in this interim set of accounts for the six months ended June 30, 2024.
In November 2023, the FASB issued ASU 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amendments in this Update improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The amendments in this Update: 1) Require that a public entity disclose, on an annual and interim basis, significant segment expenses that are regularly provided to the Chief Operating Decision Maker ("CODM") and included within each reported measure of segment profit or loss; 2) Require that a public entity disclose, on an annual and interim basis, an amount for other segment items by reportable segment and a description of its composition; 3) Require that a public entity provide all annual disclosures about a reportable segment’s profit or loss and assets currently required by Topic 280 in interim periods; 4) Clarify that if the CODM uses more than one measure of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources, a public entity may report one or more of those additional measures of segment profit. However, at least one of the reported segment profit or loss measures (or the single reported measure, if only one is disclosed) should be the measure that is most consistent with the measurement principles used in measuring the corresponding amounts in the public entity’s consolidated financial statements; 5) Require that a public entity disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources; 6) Require that a public entity that has a single reportable segment provide all the disclosures required by the amendments in this Update and all existing segment disclosures in Topic 280. These amendments are effective for the Company from January 1, 2024. There was no impact resulting from these amendments on our unaudited consolidated financial statements and no material impact on our related disclosures as presented in this interim set of accounts for the six months ended June 30, 2024.
Accounting pronouncements that have been issued but not yet adopted

Standard	Description	Date of Adoption	Effect on our Consolidated Financial Statements or Other Significant Matters
ASU 2023-05 Business Combinations—Joint Venture Formations (Subtopic 805-60): Recognition and Initial Measurement	The amendments in this Update address the accounting for contributions made to a joint venture, upon formation, in a joint venture’s separate financial statements. The objectives of the amendments are to:
(1) provide decision-useful information to investors and other allocators of capital (collectively, investors) in a joint venture’s financial statements; and
(2) reduce diversity in practice.
	To reduce diversity in practice and provide decision-useful information to a joint venture’s investors, the Board decided to require that a joint venture apply a new basis of accounting upon formation, resulting in a joint venture, upon formation, being required to recognize and initially measure its assets and liabilities at fair value (with exceptions to fair value measurement that are consistent with the business combinations guidance).	January 1, 2025	Under evaluation
ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures	The amendments in this Update require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold (if the effect of those reconciling items is equal to or greater than 5 percent of the amount computed by multiplying pretax income (or loss) by the applicable statutory income tax rate). A public business entity is required to provide an explanation, if not otherwise evident, of the individual reconciling items disclosed, such as the nature, effect, and underlying causes of the reconciling items and the judgment used in categorizing the reconciling items.
	The other amendments in this Update improve the effectiveness and comparability of disclosures by (1) adding disclosures of pretax income (or loss) and income tax expense (or benefit) to be consistent with U.S. Securities and Exchange Commission (SEC) Regulation S-X 210.4-08(h), Rules of General Application—General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that no longer are considered cost beneficial or relevant.	January 1, 2025	Under evaluation
ASU 2024-01: Compensation—Stock Compensation (Topic 718)	The amendments in this Update improve GAAP by adding an illustrative example to demonstrate how an entity should apply the scope guidance in paragraph 718-10-15-3 to determine whether a profits interest award should be accounted for in accordance with Topic 718, Compensation—Stock Compensation. The fact patterns in the illustrative example focus on the scope conditions in paragraph 718-10-15-3. The illustrative example is intended to reduce (1) complexity in determining whether a profits interest award is subject to the guidance in Topic 718 and (2) existing diversity in practice.	January 1, 2025	Under evaluation

As of August 15, 2024, the FASB have issued further updates not included above. We do not currently expect any of these updates to have a material impact on our consolidated financial statements and related disclosures either on transition or in future periods.